Property, Plant and Equipment, Net	6 Months Ended
Sep. 30, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
7.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consisted of the following:

	As of September 30,	As of March 31,
	2025	2025
	(Unaudited)
Machinery equipment	$2,655,492	$2,606,707
Land (1)	567,198	523,654
Office equipment	454,122	447,411
Leasehold improvements	416,629	414,389
Motor vehicle	155,497	154,598
Furniture	23,696	22,971
Subtotal	4,272,634	4,169,730
Less: accumulated depreciation	(3,467,994)	(3,330,713)
Property, plant and equipment, net	804,640	839,017

Construction in progress	16,184	14,942
Total property, plant and equipment, net	$820,824	$853,959

(1)	In June 2024, CCSC Technology Serbia signed a purchase agreement on real estate to purchase 4 lots of agricultural land located in Serbia.

Depreciation expenses were $97,669 and $88,632 for the six months ended September 30, 2025 and 2024, respectively.